INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX RATE

The difference between the actual income tax rate versus the tax computed at the Federal Statutory rate follows:

	December 31, 2020	December 31, 2019
Federal rate	21.0%	21.0%
State net of federal	2.5%	3.0%
PPP loan forgiveness	2.9%
Non-deductible acquired intangible assets	15%	(18.0)%
Valuation allowance	(41.4)%	(6.0)%
Effective income tax rate	0%	0%

SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

Deferred income tax assets and (liabilities) consist of the following:

	December 31, 2020	December 31, 2019
Deferred tax assets (liabilities)
Net operating loss carryforward	$1,415,227	$1,013,793
Stock based compensation	540,086	-
Goodwill	(52,783)	81,790
Intangibles	225,434	(536,411)
Fixed assets	(37,976)	3
Right of use assets	(99,560)	-
Lease liabilities	101,000	-
Other	753	-
Total deferred tax assets	2,092,181	559,175
Valuation allowance	(2,092,181)	(559,175)
Net deferred tax assets	$-	$-